POWERSHARES EXCHANGE-TRADED FUND TRUST II
(the "Trust")

SUPPLEMENT DATED SEPTEMBER 23, 2010 TO THE PROSPECTUS
DATED AUGUST 2, 2010 (THE "PROSPECTUS") OF:

PowerShares Fundamental High Yield Corporate Bond Portfolio

Effective September 23, 2010, all references to "PowerShares Fundamental High Yield Corporate Bond Portfolio" in the Prospectus are hereby deleted and replaced with "PowerShares Fundamental High Yield® Corporate Bond Portfolio."

Please Retain This Supplement For Future Reference.

P-PHB-STK-1 9/23/10

POWERSHARES EXCHANGE-TRADED FUND TRUST II
(the "Trust")

SUPPLEMENT DATED SEPTEMBER 23, 2010 TO
THE STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 2, 2010 OF:

PowerShares Fundamental High Yield Corporate Bond Portfolio

Effective September 23, 2010, all references to "PowerShares Fundamental High Yield Corporate Bond Portfolio" in the Statement of Additional Information are hereby deleted and replaced with "PowerShares Fundamental High Yield® Corporate Bond Portfolio."

Please Retain This Supplement For Future Reference.

P-PHB-SOAI-STK-1 9/23/10